Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 25, 2017 USD ($)	Mar. 29, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Jan. 13, 2017 USD ($)	Jan. 13, 2017 CNY (¥)
Subsequent Event [Line Items]
Number of Class A ordinary shares repurchased | shares			0	603,726	603,726
Aggregate purchase price			$ 0	$ 990,160	¥ 6,376,964
Subsequent event
Subsequent Event [Line Items]
Number of Class A ordinary shares repurchased | shares		68,761
Aggregate purchase price		$ 116,490
Subsequent event | Mobile Game Business
Subsequent Event [Line Items]
Disposition, total purchase price						$ 172,690	¥ 1,200,000
Subsequent event | Loans Borrowed by iQiyi | Convertible notes (the "iQiyi Notes")
Subsequent Event [Line Items]
Debt face amount	$ 1,530,000
Interest rate	1.50%
Debt, maturity date	Jan. 25, 2018
Subsequent event | Loans Borrowed by iQiyi | Convertible notes (the "iQiyi Notes") | Baidu Inc
Subsequent Event [Line Items]
Debt face amount	$ 300,000
Subsequent event | Loans Borrowed by iQiyi | Convertible notes (the "iQiyi Notes") | External Investors
Subsequent Event [Line Items]
Debt face amount	$ 1,230,000